Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Doubtful accounts	$ 468,971		$ 445,516			$ 368,717
Inventory			54,986
Allowance
Prepaid expenses			2,648
Allowances of prepayment
Intangible assets	480,618					377,874
Deferred Offering Costs	941,927		814,444			740,567
Impairment of long-lived assets
Selling and marketing expenses	16,452	$ 12,935			$ 104,423
General and administrative expenses	778,801	612,313	1,556,688		2,310,297
Operating expenses	32,806	25,793		$ 208,980
Corporate expenses	391,848	308,080	123,170		778,312
Employment expenses	48,963		647,295		1,088,059	38,496
Other operating expenses	305,184	239,944	577,243
Research and development expenses	$ 1,120,000	$ 880,572	116,592		86,921
Penalties and interest incurred
Percentage of Tax Benefit	50.00%	50.00%
Unauthorixed Tax
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term deposits	$ 2,078,263		$ 2,301,806			$ 1,633,983
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor J [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	81.50%	81.50%	81.50%	81.50%	16.70%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor E [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	42.70%	42.70%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor F [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	36.20%	36.20%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor G [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.70%	16.70%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor K [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			66.40%	66.40%	72.20%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Q [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			32.40%	32.40%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor O [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					48.40%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor K1 [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					20.30%
Company A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	31.90%	31.90%
Company A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	29.30%	29.30%
Company B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	18.10%	18.10%
Company C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	16.60%	16.60%
Company C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	15.20%	15.20%
Company D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	11.10%	11.10%
Company H [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	12.90%	12.90%	22.20%	22.20%
Company H [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			79.30%	79.30%
Company L [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.80%	10.80%	13.60%
Company L [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					13.30%
Company I [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	11.20%	11.20%	12.20%	12.20%	10.70%
Company M [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.40%	10.40%
Company N [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk			10.40%	10.40%
Company P [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk					16.50%
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	0.012719					0.012719
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	0.01					0.01
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	5 years					5 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Useful life	3 years					3 years
Operating expenses					$ 443,926